UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATING RESULTS - USD ($) $ in Millions		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Profit or loss [abstract]
Revenues		$ 2,318	$ 2,452	$ 4,569	$ 4,821
Direct operating costs		(2,110)	(2,269)	(4,135)	(4,444)
General and administrative expenses		(72)	(80)	(140)	(142)
Interest income (expense), net		(133)	(100)	(240)	(199)
Equity accounted income (loss), net		2	0	3	1	$ 5
Remeasurement of exchangeable and class B shares		696	0	528	0
Other income (expense), net		(24)	(38)	(67)	(27)
Income (loss) before income tax		677	(35)	518	10
Income tax (expense) recovery
Current		(17)	(8)	(33)	(31)
Deferred		390	0	402	14
Net income (loss)		1,050	(43)	887	(7)
Attributable to:
Brookfield Business Partners	[1]	789	(12)	625	(1)
Non-controlling interests		$ 261	$ (31)	$ 262	$ (6)

[1]	Net income (loss) is attributable to Brookfield Business Partners both prior to the special distribution and subsequent thereto as a result of the partnership holding all of the class C shares issued by the company. See Note 2(b) for further details.